UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Roark, Rearden & Hamot Capital Management, LLC*
Address:   420 Boylston Street
           Boston, MA 02116

Form 13F File Number:  28-11722

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Seth W. Hamot
Title:            Managing member
Phone:            (617) 595-4400

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot            Boston, MA                  February 11, 2009
-------------------------    ------------------------    ----------------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          3

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $57,270
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.      Form 13F File Number     Name
 1        28-11734                 Costa Brava Partnership III L.P.
 2        28-11736                 Roark, Rearden & Hamot, LLC
 3        28-11733                 Seth W. Hamot



                                                   Costa Brava Partnership III L.P.
                                              Form 13F Information Table as of 12/31/2008


                                                             Shares or PRN  Market Value Investment   Other       Voting Authority
Name of Issuer                Title of Class     Cusip          Amount     (Long x$1000) Discretion  Managers  Sole   Shared   None

ACTIVIDENTITY CORP            COM                00506P103     864,425       1,547.32       sole              864,425
ALESCO FNL INC                COM                014485106     500,000         220.00       sole              500,000
BASSETT FURNITURE INDS INC    COM                070203104       1,000           3.35       sole                1,000
BOOTS & COOTS/INTL WELL CTRL  COM NEW            099469504     477,100         558.21       sole              477,100
HUNTSMAN CORP                 CALL               4470119BC         200           1.00       sole                  200
HUNTSMAN CORP                 CALL               4470119BW         200           1.00       sole                  200
CCA INDS INC                  COM                124867102     574,300       2,038.77       sole              574,300
DELIA'S INC NEW               COM                246911101     807,651       1,776.83       sole              807,651
DG FASTCHANNEL INC            COM                23326R109     700,000       8,736.00       sole              700,000
EDCI HLDS INC                 COM                268315108       9,001          32.40       sole                9,001
ENTORIAN TECHNOLOGIES INC     COM                29383P100   1,102,173         319.63       sole            1,102,173
ENTRUST INC                   COM                293848107     739,000       1,167.62       sole              739,000
FIVE STAR QUALITY CARE INC    NOTE 3.750% 10/1   33832DAB2   2,000,000         685.00       sole            2,000,000
FOOT LOCKER INC               COM                344849104      35,000         256.90       sole               35,000
HILLTOP HOLDINGS INC          COM                432748101     100,000         974.00       sole              100,000
HI-TECH PHARMACAL INC         COM                42840B101     464,222       2,571.79       sole              464,222
MEDQUIST INC                  COM                584949101   2,033,194       4,168.05       sole            2,033,194
MOTORCAR PTS AMER INC         COM                620071100     937,958       3,658.04       sole              937,958
NATUZZI S P A                 ADR                63905A101     492,700       1,182.48       sole              492,700
OCWEN FNL CORP                COM NEW            675746309     840,000       7,711.20       sole              840,000
ORANGE 21 INC                 COM                685317109   1,622,271       1,297.82       sole            1,622,271
QLT INC                       COM                746927102   1,000,000       2,410.00       sole            1,000,000
RAINMAKER SYSTEMS             COM NEW            750875304     176,208         149.78       sole              176,208
SEMGROUP ENERGY PARTNERS LP   COM UNIT LP        81662W108   1,263,507       3,184.04       sole            1,263,507
SOURCEFIRE INC                COM                83616T108     115,700         647.92       sole              115,700
SPRINT NEXTEL CORP            COM SER 1          852061100     100,000         183.00       sole              100,000
TECHTEAM GLOBAL INC           COM                878311109   1,319,274       7,717.75       sole            1,319,274
TRANCEND SERVICES INC         COM NEW            893929208     140,780       1,406.39       sole              140,780
TRIMERIS INC                  COM                896263100   1,135,969       1,522.20       sole            1,135,969
LIBERTY ACQUISITION HLDS CO   *W EXP 12/20/201   53015Y115   3,003,000       1,141.14       sole            3,003,000

                                                                               57,270